As filed with the Securities and Exchange Commission on April 17, 2013

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 59	☒

And	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (April 22, 2013) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 46, which was filed with the Securities and Exchange Commission on June 7, 2012. This Post-Effective Amendment No. 59 is filed solely for the purpose of designating April 22, 2013 as the new effective date of Post-Effective Amendment No. 46, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 47 to the Trust’s Registration Statement, as filed August 20, 2012, Post-Effective Amendment No. 48 to the Trust’s Registration Statement, as filed September 18, 2012, Post-Effective Amendment No. 49 to the Trust’s Registration Statement, as filed October 17, 2012, Post-Effective Amendment No. 51 to the Trust’s Registration Statement, as filed November 15, 2012, Post-Effective Amendment No. 53 to the Trust’s Registration Statement, as filed December 13, 2012, Post-Effective Amendment No. 54 to the Trust’s Registration Statement, as filed January 10, 2013, Post-Effective Amendment No. 55 to the Trust’s Registration Statement, as filed February 7, 2013, Post-Effective Amendment No. 56 to the Trust’s Registration Statement, as filed March 7, 2013, Post-Effective Amendment No. 57 to the Trust’s Registration Statement, as filed March 15, 2013, and Post-Effective Amendment No. 58 to the Trust’s Registration Statement, as filed April 11, 2013. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 59 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 17th day of April, 2013.

PIMCO ETF TRUST
(Registrant)

By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	April 17, 2013
Brent R. Harris*

	Trustee	April 17, 2013
William J. Popejoy*

	Trustee	April 17, 2013
Vern O. Curtis*

	Trustee	April 17, 2013
E. Philip Cannon*

	Trustee	April 17, 2013
J. Michael Hagan*

	Trustee	April 17, 2013
Douglas M. Hodge*

	Trustee	April 17, 2013
Ronald C. Parker*

	President (Principal Executive Officer)	April 17, 2013
Brent R. Harris*

	Treasurer (Principal Financial and Accounting Officer)	April 17, 2013
John P. Hardaway*

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.